Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Value-added tax recoverable	$ 603	$ 486	$ 543
Prepaid license fees	141	294	150
Prepayment for material purchase	173	170	481
Rental deposits	400	321	316
Value-added tax refundable on export sales	489	306	56
Other prepaid expenses and other current assets	785	423	252
Prepaid expenses and other current assets, total	$ 2,591	$ 2,000	$ 1,798